RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Contractual Agreements
Minimum percentage of after tax profits to be allocated to general reserve fund	10.00%	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%	50.00%
Appropriations made to statutory reserves	¥ 4,641	$ 667	¥ 3,771
Restricted paid-in capital of the Company's PRC subsidiary and consolidated VIEs	¥ 4,664,305			$ 669,985
Consolidated VIEs
Contractual Agreements
Minimum percentage of after tax profits to be allocated to general reserve fund	10.00%	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%	50.00%